EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF EXPENSES BY NATURE

Research and development costs can be analysed as follows:

	2021	2020	2019
Wages and benefits	$3,270,528	$1,586,900	$874,673
Subcontract fees	1,516,343	3,802,919	834,598
Stock-based compensation	1,769,951	567,859	237,311
Supplies	1,608,306	676,639	137,233

	$8,165,128	$6,634,317	$2,083,815

Selling, marketing and administration costs can be analysed as follows:

Stock-based compensation	$2,764,419	$3,045,086	$2,650,830
Wages and benefits	2,643,451	2,233,449	1,619,719
Professional fees	1,155,316	800,551	1,120,805
General expenses	1,304,690	1,188,712	813,951
Depreciation and amortization	1,100,522	813,103	243,674
Management and consulting fees	-	-	154,357
Rent and facility costs	87,130	57,097	94,051

	$9,055,528	$8,137,998	$6,697,387